DBX ETF Trust

60 Wall Street

New York, NY 10005

October 3, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: DBX ETF Trust (the “Fund”) (File No. 333-170122)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Fund’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Fund’s registration statement was filed with the Commission via EDGAR and became effective on September 28, 2012 (Accession No. 0001193125-12-408288).

Please do not hesitate to contact the undersigned at (212) 250-6489 with any comments or questions you might have.

Very truly yours,

/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer